Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about intangible assets [text block]

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2020	5,311	335	5,646
Additions	9,874	256	10,130
Exchange difference	77	—	77
Cost at December 31, 2020	15,262	591	15,853
Additions	10,348	—	10,348
Exchange difference	—	—	—
Cost at December 31, 2021	25,610	591	26,201
Amortization
Opening amortization at January 1, 2021	—	—	—
Amortization	(837)	(42)	(879)
Exchange difference	—	—	—
Amortization at December 31, 2021	(837)	(42)	(879)
Net book value at December 31, 2020	15,262	591	15,853
Net book value at December 31, 2021	24,773	549	25,322